Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated amortization	$ (2,702)
Impairment	1,230	$ 0	$ 0
Intangible assets, net	446	$ 0
Trademarks
Finite-Lived Intangible Assets, Gross	1,550
Service Contract
Finite-Lived Intangible Assets, Gross	2,786
Non-competition agreement
Finite-Lived Intangible Assets, Gross	$ 42